UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:                 811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

12 East 49th Street, New York, NY	10017

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc.      3435 Stelzer Rd.      Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-317-9200
Date of fiscal year end: October 31, 2009
Date of reporting period: April 30, 2009

Item 1. Reports to Stockholders.

Central Park Group Multi-Event Fund

Financial Statements

For the Six Months Ended
April 30, 2009 (Unaudited)

CENTRAL PARK GROUP MULTI-EVENT FUND
Financial Statements
For the Six Months Ended April 30, 2009 (Unaudited)

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets
Investments, at fair value (cost $36,179,971)	$35,945,416
Cash	4,461,306
Deposit with broker	300,000
Receivable for investments sold, not settled	6,142,589
Interest and dividends receivable	157,273
Other assets	6,597

Total assets	47,013,181

Liabilities
Foreign currency payable, at value (cost $203,483)	210,635
Payable for investments purchased, not settled	9,498,315
Payable for capital shares redeemed	376,789
Securities and exchange traded funds sold, not yet purchased, at value (proceeds $2,518,636)	2,533,699
Written options, at value (premiums $116,744)	50,088
Due to investment adviser	104,505
Trustee fees payable	12,655
Accounts payable and other accrued expenses	118,015

Total liabilities	12,904,701

Net assets	$34,108,480

Composition of net assets
Paid-in capital	$37,615,395
Net undistributed investment income	38,418
Accumulated net realized loss from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased, swaps and written options	(3,358,638)
Accumulated net unrealized depreciation from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options	(186,695)

Net assets at end of period	$34,108,480

Net asset value per share outstanding $34,108,480/3,710,492 shares outstanding (12,500,000 shares authorized)	$9.19

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
April 30, 2009 (Unaudited)

			% of Net
Shares	Type	Fair Value ($)	Assets

	INVESTMENTS IN SECURITIES (105.39%)
	COMMON STOCK (28.17%)
	Insurance
45,124	IPC Holdings, Ltd. (a) (Bermuda)	1,175,029
14,998	Platinum Underwriters Holdings Ltd. (a) (Bermuda)	431,493
30,132	The Chubb Corp.	1,173,641

		2,780,163	8.15%

	Metals
60,141	Century Aluminum Co. (b)	242,970	0.71%

	Oil & Gas
37,656	BP PLC, Sponsored ADR (a) (United Kingdom)	1,598,874
30,117	Hess Corp.	1,650,110

		3,248,984	9.53%

	Pharmaceutical
52,638	Schering-Plough Corp.	1,211,727
37,599	Wyeth (c)	1,594,197

		2,805,924	8.23%

	Real Estate Investment Trusts
30,079	Annaly Capital Management, Inc.	423,212
30,119	Chimera Investment Corp.	106,320

		529,532	1.55%

	TOTAL COMMON STOCK (Cost $9,532,046)	9,607,573	28.17%

	PRIVATE PLACEMENT (1.93%)
1,100,000	SMC Credit Opportunity Fund, Ltd. (d)	658,389

	TOTAL PRIVATE PLACEMENT (Cost $1,101,218)	658,389	1.93%

Principal ($)	CORPORATE BONDS (23.38%)
403,000	Century Aluminum Co., 7.50%, 8/15/14, Callable 8/15/09 @ 103.75 (c)	214,262
1,431,000	Citigroup, Inc., 8.40%, 4/29/49, Callable 4/30/18 @ 100 (c)	950,807
268,000	Daimler Finance NA LLC, 7.20%, 9/1/09 (c)	268,918
536,000	Dollar General Corp., 10.63%, 7/15/15, Callable 7/15/11 @ 105.31 (c)	557,105
572,000	Dollar General Corp., 11.88%, 7/15/17, Callable 7/15/12 @ 105.94 (c)	589,160
715,000	Eaton Corp., 5.95%, 3/20/14 (c)	728,175
1,688,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12, FDIC Guaranteed (c)	1,753,913
653,000	Marathon Oil Corp, 6.50%, 2/15/14 (c)	681,599
429,000	Revlon Consumer Products, 9.50%, 4/1/11, Callable 6/15/09 @ 102.38	338,910
1,124,000	Rouse Company, 0.00%, 4/30/09 (b)(c)(d)(e)	572,303
715,000	United States Steel Corp., 5.65%, 6/1/13 (c)	582,245
715,000	Wells Fargo & Co., 3.00%, 12/9/11, FDIC Guaranteed (c)	736,607

	TOTAL CORPORATE BONDS (Cost $7,674,656)	7,974,004	23.38%

	CONVERTIBLE CORPORATE BONDS (1.78%)
667,000	Century Aluminum Co., 1.75%, 8/1/24, Callable 8/6/09 @ 100 (c)	388,528
357,000	Massey Energy Co., 3.25%, 8/1/15	219,406

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $594,145)	607,934	1.78%

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
April 30, 2009 (Unaudited)

			% of Net
Principal ($)	Type	Fair Value ($)	Assets

	YANKEE DOLLAR BOND (1.79%)
665,000	Kansas City Southern Mexico, 9.38%, 5/1/12, Callable 6/15/09 @ 104.69	610,137

	TOTAL YANKEE DOLLAR BOND (Cost $696,175)	610,137	1.79%

Shares	EXCHANGE TRADED FUNDS (9.41%)
15,087	iShares iBoxx $ High Yield Corporate Bond Fund	1,150,685
15,088	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,451,466
7,521	UltraShort Financials ProShares	428,772
7,521	UltraShort Real Estate ProShares	176,443

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,044,265)	3,207,366	9.41%

Contracts	PURCHASED OPTIONS (3.67%)
	Security, Expiration Date, Exercise Price Put Options
150	BP PLC, May 16, 2009, 40.00 Put (f)	5,850
4,174	Citigroup, Inc., June 20, 2009, 5.00 Put (f)	1,014,282
225	Hess Corp., May 16, 2009, 55.00 Put (f)	54,000
187	Pfizer, Inc., September 19, 2009, 13.00 Put (f)	20,757
150	The Chubb Corp., May 16, 2009, 40.00 Put (f)	24,750
5,826,000	Turkish Lira, September 24, 2009, 1.83 Put (a)(g) (Turkey)	132,699

	TOTAL PURCHASED OPTIONS (Cost $1,509,791)	1,252,338	3.67%

Shares	SHORT-TERM INVESTMENT (35.26%)
12,027,675	Union Bank of California Money Market Sweep	12,027,675

	TOTAL SHORT-TERM INVESTMENT (Cost $12,027,675)	12,027,675	35.26%

	TOTAL INVESTMENT IN SECURITIES (Cost $36,179,971)	35,945,416	105.39%

	INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED, EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED AND WRITTEN OPTIONS (-7.58%)
	SECURITIES SOLD, NOT YET PURCHASED (-3.66%)
	Metals
30,120	Alcoa, Inc.	(273,188)

	Pharmaceutical
30,265	Merck & Co., Inc.	(733,624)
18,114	Pfizer, Inc.	(242,003)

		(975,627)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds $1,235,527)	(1,248,815)	(3.66)%

	EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED (-3.77%)
14,676	SPDR Trust Series 1	(1,284,884)

	TOTAL EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED (Proceeds $1,283,109)	(1,284,884)	(3.77)%

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
April 30, 2009 (Unaudited)

			% of Net
Contracts	Type	Fair Value ($)	Assets

	WRITTEN OPTIONS (-0.15%)
	Security, Expiration Date, Exercise Price Call Option
4,174	Citigroup, Inc., June 20, 2009, 5.00 Call (f)	(50,088)

	TOTAL WRITTEN OPTIONS (Premiums received $116,744)	(50,088)	(0.15)%

	TOTAL INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED, EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED AND WRITTEN OPTIONS (Proceeds $2,635,380) (h)	(2,583,787)	(7.58)%

	TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED (97.81%) (Cost $33,544,591)	33,361,629	97.81%
	OTHER ASSETS IN EXCESS OF LIABILITIES (2.19%)	746,851	2.19%

	TOTAL NET ASSETS (100%)	$34,108,480	100.00%

	% OF TOTAL INVESTMENTS IN SECURITIES BY COUNTRY
	United States of America	$32,607,321	90.71%
	Bermuda	1,606,522	4.47%
	United Kingdom	1,598,874	4.45%
	Turkey	132,699	0.37%

	TOTAL % OF INVESTMENTS IN SECURITIES BY COUNTRY	$35,945,416	100.00%

(a)	Foreign investments held in foreign currency are translated into U.S. Dollars at the date of valuation.
(b)	Non income producing.
(c)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet purchased, aggregating a total market value of $8,853,147.
(d)	Fair Value Security. These securities represent 3.61% of the net assets as of April 30, 2009.
(e)	Security in default.
(f)	Each contract is equivalent to 100 shares.
(g)	Each contract is equivalent to 0.01 shares.
(h)	All securities sold, not yet purchased and exchange traded funds sold, not yet purchased are invested in the United States of America.
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

Investment income
Dividends (net of foreign withholding tax of $324)	$197,125
Interest	450,743

Total investment income	647,868

Expenses
Investment management fee	317,905
Professional fees	78,821
Administration fee	72,486
Custodian fees	19,155
Dividend expense	18,615
Interest expense	18,385
Offering fees	17,671
Trustee fees	11,405
Other expenses	55,007

Total expenses	609,450

Net investment income	38,418

Net realized and unrealized gain (loss) from investments,
options, foreign currency transactions, securities sold,
not yet purchased, exchange traded funds sold,
not yet purchased, swaps and written options

Net realized gain (loss) from:
Investments	(226,228)
Options	(960,506)
Securities and exchange traded funds sold, not yet purchased	772,495
Written options	21,488
Foreign currency transactions	(19,499)

Total net realized gain (loss)	(412,250)
Change in net unrealized appreciation/depreciation from investments, options, foreign currency transactions, securities and exchange traded funds sold, not yet purchased, swaps and written options	603,113

Net realized and unrealized gain from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased, swaps and written options	190,863

Net increase in net assets resulting from operations	$229,281

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statements of Changes in Net Assets

		For the Period from
		December 6, 2007
	For the Six Months	(commencement of
	Ended April 30,	operations) to
	2009 (Unaudited)	October 31, 2008

Increase (Decrease) in net assets resulting from operations
Net investment income (loss)	$38,418	$(414,159)
Net realized loss from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options	(412,250)	(2,935,110)
Net change in unrealized appreciation/depreciation from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options	603,113	(789,808)

Net increase (decrease) in net assets resulting from operations	229,281	(4,139,077)

Shareholders’ transactions
Proceeds from shares issued (526,325 and 3,653,162 shares issued)	4,704,450	37,604,443
Cost of shares redeemed (173,663 and 303,674 shares redeemed)	(1,558,537)	(2,820,940)

Net increase in net assets from share transactions	3,145,913	34,783,503

Total net increase in net assets	3,375,194	30,644,426
Net assets at beginning of period	30,733,286	88,860

Net assets at end of period	$34,108,480	$30,733,286

Accumulated net investment income	$38,418	$—

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Cash Flows
 For the Six Months Ended April 30, 2009 (Unaudited)

Cash flows from operating activities
Net increase in net assets resulting from operations	$229,281
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(198,073,850)
Proceeds from dispositions of investments	195,187,608
Purchases of securities sold, not yet purchased	86,634,679
Proceeds from securities sold, not yet purchased	(87,126,311)
Purchases of written options	1,168,792
Proceeds from written options	(1,113,346)
Amortization of offering costs	17,671
Net realized loss from investments, options and currency transactions	1,206,233
Net realized gains on securities and exchange traded funds sold, not yet purchased	(772,495)
Net realized gain on written options	(21,488)
Change in net unrealized appreciation/ depreciation from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased, swaps and written options	(603,113)

Change in assets and liabilities:
(Increase) Decrease in assets:
Foreign currency	41,711
Receivable for investments sold, not settled	(2,141,166)
Interest and dividends receivable	(99,774)
Other assets	9,864
Increase (Decrease) in payables:
Foreign currency payable	210,635
Payable for investments purchased, not settled	2,343,563
Due to investment adviser	82,079
Trustee fees payable	11,405
Accounts payable and other accrued expenses	(84,403)

Net cash used in operating activities	(2,892,425)

Cash flows from financing activities
Proceeds from shares issued	4,704,450
Shares redeemed	(3,535,475)

Net cash provided by financing activities	1,168,975

Net decrease in cash	(1,723,450)
Cash - beginning of period	6,184,756

Cash - end of period	$4,461,306

Supplemental disclosure of cash activity:
Cash paid for interest	$18,385

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements
For the Six Months Ended April 30, 2009 (Unaudited)

1. Organization

Central Park Group Multi-Event Fund (the “Fund”) was organized in the State of Delaware on November 21, 2006 as a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 6, 2007 and previously had minimal operations primarily related to organizational matters.

The Fund’s investment objective is to seek capital appreciation while seeking to moderate risk and reduce volatility compared to the general equity markets, by pursuing a variety of investment strategies. These include primarily event-driven strategies, relative value strategies, and capital structure arbitrage strategies. The Fund may also trade and invest in undervalued securities by employing long-biased strategies.

The Fund’s investment adviser is Central Park Para Management, LLC (a registered investment adviser) (the “Adviser”), a joint venture between Central Park Advisers, LLC (“Central Park Advisers” or the “Manager”) and Para Advisers, LLC (“Para Advisers”). The Fund’s Board of Trustees (the “Trustees”) has overall responsibility to manage and control the business affairs of the Fund and has engaged the Adviser to provide investment advice to the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States dollars.

Security Valuation: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term securities and debt securities with less than 60 days to maturity are generally valued at amortized cost, which approximates fair value.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded or in the absence of a reported sale on a particular day, at their bid price, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Debt securities are valued in accordance with the procedures described above which, with respect to such securities, may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional sized trading units. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the times such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Trustees.

Private securities are valued at fair value. These securities are initially recorded at their original funded cost and subsequently adjusted based upon transactions or events occurring that directly affect the value of such securities. These securities may also be adjusted downward in the event that net realizable value is determined to be less than carrying value. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in investment funds are carried at fair value as determined by the Fund’s pro rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds’ managers or pursuant to the investment funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund’s financial statements.

Derivatives (e.g. futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trustees. Swap agreements are valued based upon the quotes received from the swap counterparty.

If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or at the supervision of, the Trustees. Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

Fair Value Measurements: Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2009 (Unaudited)

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical assets.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization, as of April 30, 2009, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

			LEVEL 2 - Other Significant		Level 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*

Assets	$12,814,939	$—	$21,899,785	$—	$1,230,692	$—	$35,945,416	$—

Liabilities	$(2,533,699)	$—	$—	$(50,088)	$—	$—	$—	$(2,583,787)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as written options and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments

Balance as of 10/31/08	$907,108
Change in Unrealized Appreciation/Depreciation	(63,206)
Net Purchase (Sales)	386,790

Balance as of 4/30/09	$1,230,692

The change in unrealized appreciation/depreciation in the table above is reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at April 30, 2009 is $63,206.

Foreign Currency Transactions: The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities resulting from changes in currency exchange rates.

Option Writing: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Put and call options purchased are accounted for in the same manner as investment securities.

Financial Futures Contracts: The Fund invests in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2009 (Unaudited)

certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Investment Transactions: The Fund records security transactions based on trade date. For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts. Discounts and premiums on securities purchased are accreted/amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The fair value of the Company’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets & Liabilities.

Federal Income Taxes: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its shareholders substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for the Uncertainty in Income Taxes” (“FIN 48”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses in connection with the adoption of FIN 48. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

3. Related Party Transactions

The Fund, pursuant to the Investment Management Agreement, will pay the Manager a monthly asset based fee at an annual rate of 2% of the Fund’s average monthly net assets. The Fund will also pay the Adviser, generally at the end of each fiscal year and at certain other times, an incentive fee (the “Incentive Fee”) equal to 20% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal period (as defined below), net profits will be determined by taking into account net realized gain or loss (including realized gain that may have been distributed to shareholders during such fiscal period) and the net change in unrealized appreciation or depreciation of securities positions. No Incentive Fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods (the “cumulative loss”) have been recovered by the Fund, occasionally referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of Incentive Fees will be reduced in certain circumstances. The Adviser will be under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of Incentive Fee for a fiscal period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period.

The Incentive Fee is accrued monthly and taken into account for the purpose of determining the Fund’s net asset value. Accordingly, the repurchase price received by an investor whose shares are repurchased in a repurchase offer will be based on a share valuation that will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. No adjustment to a repurchase price will be made after it has been determined. However, for shareholders whose shares are not repurchased on a periodic share repurchase date, the Incentive Fee accrual may subsequently be reversed prior to payment if the Fund’s performance declines. Incentive Fees payable, or portions thereof, are determined as of, and are promptly paid after, the last day of the fiscal year as well as the last day of any other fiscal period. The “fiscal period” is normally the fiscal year, except that, whenever there are share repurchases pursuant to periodic repurchase offers, the period of time from the end of the last fiscal period through that date constitutes a new fiscal period. In such event, only that portion of the accrued Incentive Fee that is proportional to the assets paid in respect of the shares being repurchased (not taking into account any proceeds from contemporaneous share purchases or reinvestments) will be paid to the Adviser for such fiscal period.

There was no Incentive Fee paid for the six months ended April 30, 2009.

Each Trustee of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Trustees for the six months ended April 30, 2009 were $11,405, which appears as Trustee fees in the Statement of Operations.

4. Administration, Custodian Fees and Distribution

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., serves as administrator, accounting agent, and transfer agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. For its services as administrator, the Fund pays Citi an annual fee based upon the average net assets of the Fund at an annualized tiered rate ranging from

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2009 (Unaudited)

0.06% to 0.08% subject to an annual minimum fee of $125,000. The Fund pays Citi annual per investor servicing fees ranging from $10 to $20 per investor. In addition, the Fund reimburses Citi for certain out of pocket expenses incurred.

Union Bank of California serves as custodian (the “Custodian”) of the Fund’s assets and provides custodial services for the Fund. Additionally, the Fund utilizes JP Morgan Chase and Goldman Sachs as prime brokers.

Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Distributor is not affiliated with the Adviser, Citi, or its affiliated companies. The Fund also may distribute shares through other brokers or dealers. The Fund will sell shares only to Qualified Investors (as defined in the Fund’s prospectus).

5. Capital Share Activity

During the six months ended April 30, 2009, the Fund had the following share transactions:

Beginning Shares	3,357,830
Shares Sold	526,325
Shares Redeemed	(173,663)

Ending Shares	3,710,492

6. Fund Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; Trustee fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Trustees.

7. Securities Transactions

Aggregate purchases and proceeds from sales of investment securities and options for the six months ended April 30, 2009 amounted to $198,073,850, and $195,187,608, respectively. Purchases and proceeds from securities and exchange traded funds sold, not yet purchased amounted to $86,634,679 and $87,126,311, respectively, and purchases and sales of written options amounted to $1,168,792 and $1,113,346, respectively. Net realized gain resulting from securities and exchange traded funds sold, not yet purchased and written options was $793,983 for the six months ended April 30, 2009.

At April 30, 2009, the tax basis of investments was $34,083,634 resulting in accumulated net unrealized depreciation on investments of $722,005, which consists of $1,017,015 gross unrealized appreciation and $1,739,020 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to book to tax differences for accounting or reorganizations and credit default swaps.

8. Due to Brokers

The Fund has the ability to trade on margin and, in that connection may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker’s reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding at April 30, 2009.

9. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

The Fund maintains cash in bank deposits which, at times, may exceed Federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

In the ordinary course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitutes guarantees under FASB Interpretation 45 “Guarantors’ Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. At April 30, 2009, the Fund had no maximum payout amounts relating to written put option contracts. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. Due to the nature of the Fund’s strategy, the Fund’s portfolio may include some securities which are relatively illiquid, or thinly traded, and have a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. This transaction creates a liability to purchase such securities in the market at prevailing prices, and is presented in the Statement of Assets and Liabilities as “securities sold, not yet

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2009 (Unaudited)

purchased”. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold, not yet purchased. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold, not yet purchased, exceeds the payments received. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The cash due from the broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

During the six months ended April 30, 2009, the Fund had the following written option transactions:

	Call Options		Put Options
	Number of		Number of
	Contracts	Premium	Contracts	Premium

Beginning balance	76	$20,571	537	$62,215
Options written	8,808	670,616	1,470	498,176
Options terminated in closing purchase transactions	(4,710)	(574,443)	(2,007)	(560,391)

Options outstanding at April 30, 2009	4,174	$116,744	—	$—

The fair value of written call option contracts as of April 30, 2009 was $50,088, which is included as a liability in written options, at market value on the Statement of Assets and Liabilities.

The Fund may enter into forward foreign currency exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to that Fund than if that Fund had invested directly in an instrument that yielded the desired return or spread. Swap agreements do not involve the delivery of securities or other underlying instruments. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records.

Credit default swaps (“CDSs”) are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation.

During the six months ended April 30, 2009 the Fund entered into CDSs as a “Protection Buyer”. The CDSs entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a “Protection Seller” in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security. There are no such open transactions at April 30, 2009.

Total return swaps (“TRSs”) are bilateral financial contract agreements where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A TRS allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund’s borrowing restriction. Both CDSs and TRSs are collateralized by segregated cash held at the counterparty.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs and TRSs are subject to counterparty risk, market risk and interest rate risk. CDSs and TRSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets. Risks may

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2009 (Unaudited)

arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities. The Fund may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

Fluctuations in the value of CDSs are recorded in the change in net unrealized appreciation/depreciation from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased, swaps and written options on the Statement of Operations.

The Fund will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements.

The Fund also invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund had no unfunded commitments on investments at April 30, 2009.

10. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to registered investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. There were no distributions to shareholders during the six months ended April 30, 2009.

As of October 31, 2008 for federal income tax purposes, the Fund had capital loss carryforwards in the amount of $1,951,782 available to offset capital gains, if any, to the extent provided by the Treasury regulations. These carryforwards expire in 2016.

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2008, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed	Undistributed Long-	Accumulated Capital	Unrealized	Total Accumulated
Ordinary Income	Term Capital Gains	and Other Losses	Depreciation	Deficit

$ —	$ —	$(1,951,782)	$(1,772,873)	$(3,724,655)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary net investment income is attributable primarily to differing book/tax treatment of short term capital gains, forward currency contract mark to market, and income accruals surrounding certain debt structured instruments.

11. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March, 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management is adopting SFAS 161 for the second interim period beginning May 1, 2009 and is currently evaluating the impact SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September, 2008, FASB issued FASB Staff Position No. 133-1 (“FAS 133-1”) and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (the “FSP”). The FSP is effective for annual or interim reporting periods ending after November 15, 2008. Under FAS 133-1, the FSP requires sellers of credit derivatives to disclose information to enable users of financial statements to assess their potential effect on its financial position, performance and cash flows. Under FIN 45-4, the FSP amends FIN 45 to require guarantors to disclose the status of the payment/performance risk using either external credit ratings or internal groupings used to manage risk. Effective November 1, 2008 the Fund has adopted the provisions of the FSP. In accordance with FIN 45-4, the Fund has included additional disclosure of guarantees in note 9 of the financial statements. As of April 30, 2009, the Fund held no credit derivatives (CDS’s and TRS’s).

CENTRAL PARK GROUP MULTI-EVENT FUND
Notes to Financial Statements, continued
For the Six Months Ended April 30, 2009 (Unaudited)

13. Financial Highlights

		For the Period from
	For the	December 6, 2007
	Six Months Ended	(commencement of
	April 30, 2009	operations) to
	(Unaudited)	October 31, 2008

Net Asset Value, beginning of period	$9.15	$10.65
Net investment income (loss), net of waivers	0.01	(0.02)
Realized & unrealized gain (loss) from investments, options, foreign currency transactions, securities sold, not yet purchased, exchange traded funds sold, not yet purchased, written options and swaps	0.03	(1.48)

Net Asset Value, end of period	$9.19	$9.15

Ratio of net investment income (loss) to average net assets (a)(b)	0.30%	(2.39)%
Ratio of gross expenses to average net assets (a)(b)	3.83%	6.69%	(c)
Ratio of net expenses to average net assets (a)(b)	3.83%	4.53%	(d)
Portfolio turnover rate (e)	767%	740%
Total return (e)(f)	0.43%	(14.08)%
Net Assets, end of period (in 000’s)	34,108	30,733

(a)	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
(b)	Annualized for periods less than one year.
(c)	Ratio of gross expenses to average net assets does not include the impact of the Adviser’s expense reimbursement.
(d)	Ratio of net expenses to average net assets includes the effect of the voluntary expense reimbursement by the Adviser.
(e)	Not annualized for periods less than one year.
(f)	Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of sales load, if any, incurred when subscribing to the Fund.

14. Subsequent Event

The Fund admitted 63 new investors with contributions in the amount of $5,205,637 subsequent to the six-months ended April 30, 2009. Additionally, the Fund paid out $376,789 in repurchases on May 7, 2009.

CENTRAL PARK GROUP MULTI-EVENT FUND
Supplemental Information
For the Six Months Ended April 30, 2009 (Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-212-317-9200 or on the SEC’s website at http://www.sec.gov.

Information about Fund Directors: The Fund’s statement of additional information (the “SAI”) includes information about the Trustees and is available without charge, upon request, by calling 1-212-317-9200.

REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders the option of redeeming shares in amounts of not less than 5% but not more than 25% of the Fund’s Shares of beneficial interest (“Shares”). Currently, the Fund expects to offer to repurchase 25% of its outstanding Shares every January, April, July, and October. The deadline by which the Fund must receive repurchase requests submitted by shareholders in response to each repurchase offer (the “Repurchase Request Deadline”) will be generally on or about the 18th day in the months of January, April, July, and October or, if the 18th day is not a business day, on the next business day. The date on which the repurchase price for Shares is to be determined will be generally the last day of the month (the “Repurchase Pricing Date”), but shall occur no later than the 14th day after the Repurchase Request Deadline or, if the 14th day is not a business day, on the next business day. The Fund’s Share repurchase policy is a fundamental policy of the Fund.

During the six months ended April 30, 2009, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 25% of the number of its outstanding Shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2

Commencement Date	December 29, 2008	March 27, 2009
Repurchase Request Deadline	January 20, 2009	April 17, 2009
Repurchase Pricing Date	January 31, 2009	April 30, 2009
Net Asset Value as of Repurchase Offer Date	$8.91	$9.19
Amount Repurchased	$1,181,748.12	$376,789.06
Percentage of Outstanding Shares Repurchased	3.82%	1.10%

Item 2. Code of Ethics.
Not Applicable
Item 3. Audit Committee Financial Expert.
Not Applicable
Item 4. Principal Accountant Fees and Services.
Not Applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the report to shareholders filed under item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

	(a)	(b)	(c)	(d)
			Total Number of Shares	Maximum Number (or Approximate
	Total Number of	Average Price	(or Units) Purchased as	Dollar Value) of Shares (or Units)
	Shares (or Units)	Paid per Share	Part of Publicly Announced	that May Yet Be Purchased
Period	Purchased	(or Unit)	Plans or Programs	Under the Plans or Programs
November 1, 2008 through November 30, 2008	—	$—	N/A	N/A
December 1, 2008 through December 31, 2008	—	$—	N/A	N/A
January 1, 2009 through January 31, 2009	132,663	$8.91	N/A	N/A
February 1, 2009 through February 28, 2009	—	$—	N/A	N/A
March 1, 2009 through March 31, 2009	—	$—	N/A	N/A
April 1, 2009 through April 30, 2009	40,999	$9.19	N/A	N/A
Pursuant to tender offers made by the Registrant, the above number of shares were repurchased at the stated price in the respective months.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not Applicable
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman Mitchell A. Tanzman, Principal Executive Officer
Date            June 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman Mitchell A. Tanzman, Principal Executive Officer
Date            June 19, 2009

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Accounting Officer
Date June 19, 2009